Basis of preparation, significant judgments, and accounting policies, Going Concern (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Going concern basis [Abstract]
Bank loans or other debt outstanding	$ 0
Cash and cash equivalents	77,483	$ 78,420	$ 105,082	$ 165,955
Marketable securities	85,200	88,700
Other financial assets	$ 51,346	$ 55,615